Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Nonmarketable Equity Securities [Member] | Measurement Alternative [Member]
Investment Securities [Line Items]
Balance	¥ 700,634	¥ 563,733